FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended:  September 30, 2009

                          Check here if Amendment [ ]:

                        This Amendment (Check only one.):

                              [ ] is a restatement

                         [ ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:


                   Name:  Atlantic Investment Management, Inc.

            Address:  666 Fifth Avenue, 34th Floor, New York, NY 10103
           ------------------------------------------------------------



                         Form 13F File Number: 028-06437
                         -------------------------------

             The institutional investment manager filing this report
          and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Alexander J. Roepers
         -----------------------

Title:   President
         -----------------------

Phone:   212-484-5050
         -----------------------

Signature, Place, and Date of Signing:

/s/ Alexander J. Roepers               New York, NY          November 16, 2009
---------------------------       ----------------------   ---------------------
[Signature]                            [City, State]              [Date]


Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              Form 13F Summary Page

                                 Report Summary


Number of Other Included Managers:        None

Form 13F Information Table Entry Total:   18

Form 13F Information Table Value Total:   $ 776,700  (thousands)

List of Other Included Managers:          None

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                           FORM 13F INFORMATION TABLE


                                    FORM 13F
                               September 30, 2009

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    Column 1                    Column 2   Column 3   Column 4         Column 5         Column 6    Column 7         Column 8

                                Title of    CUSIP      Value      Shares or   SH/ Put/  Investment  Other        Voting Authority
  Name of Issuer                 Class               (x$1000)     Prin. Amt.  PRN Call  Discretion  Managers  Sole    Shared   None
------------------------------------------------------------------------------------------------------------------------------------
AFFILIATED COMPUTER SERVICES       CL A      008190100    148,968   2,750,000   SH         Sole                2,750,000
ALLIANT TECHSYSTEMS INC            COM       018804104     17,127     220,000   SH         Sole                  220,000
ASHLAND INC NEW                    COM       044209104     14,695     340,000   SH         Sole                  340,000
CACI INTL INC                      CL A      127190304      4,727     100,000   SH         Sole                  100,000
COMPUTER SCIENCES CORP             COM       205363104      5,271     100,000   SH         Sole                  100,000
CROWN HOLDINGS INC                 COM       228368106     13,600     500,000   SH         Sole                  500,000
DEAN FOODS CO NEW                  COM       242370104     11,919     670,000   SH         Sole                  670,000
DEL MONTE FOODS CO                 COM       24522P103     63,111   5,450,000   SH         Sole                5,450,000
F M C CORP                         COM       302491303    101,250   1,800,000   SH         Sole                1,800,000
GAMESTOP CORP NEW                  CL A      36467W109     10,588     400,000   SH         Sole                  400,000
HARRIS CORP DEL                    COM       413875105      7,520     200,000   SH         Sole                  200,000
MCDERMOTT INTL INC                 COM       580037109     10,108     400,000   SH         Sole                  400,000
OWENS ILL INC                      COM       690768403    103,320   2,800,000   SH         Sole                2,800,000
PRECISION CASTPARTS CORP           COM       740189105    123,190   1,209,287   SH         Sole                1,209,287
SARA LEE CORP                      COM       803111103     11,140   1,000,000   SH         Sole                1,000,000
SEALED AIR CORP                    COM       81211K100      9,815     500,000   SH         Sole                  500,000
SMUCKER J M CO                     COM       832696405    111,321   2,100,000   SH         Sole                2,100,000
WILLIS GROUP HOLDINGS LTD          SHS       G96655108      9,030     320,000   SH         Sole                  320,000
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